SCHEDULE OF OTHER INCOME (Details) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Bank interest income	$ 154	$ 453
Imputed interest income	2,166	2,045
Reversal of trade payables	20,000
Insurance claims		336,867
Total	$ 22,320	$ 339,365